INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2021 and 2020 is as follows:

	Year Ended
US	June 30, 2021	June 30, 2020
Loss before Income taxes	$(2,025,947)	$(4,740,723)

Taxes under statutory US tax rates	$(425,449)	$(995,552)
Increase (decrease) in valuation allowance	1,146,001	1,137,716
Prior period adjustment	(1,063,710)	(14,624
Foreign tax rate differential	(51,169)	(128,492)
Income tax rate change	392,767	-
Other	1,559	952
Income tax (expense) benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year Ended
	June 30, 2021	June 30, 2020
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Accrued Expenses	342,464	297,086
Prepaid Investor Services	444,411	470,050
Non-cash interest	687,529	596,004
Intangibles (Intellectual Property and Patent Cost)	259,743	240,428
Deferred Rent	4,262	1,969
Formation Expense	6,815	7,208
Net Operating Loss CF	8,546,920	7,438,911
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	439,958	438,239
Stock Based Compensation	51,481	51,481
Total Deferred tax assets	$10,751,607	$9,509,400

Deferred tax liabilities
R&D	$(197,604)	$(177,702)
Gain on extinguishment of debt	(277,614)	266,987
Capital Raising Costs	(321,291)	(255,614)
Total deferred tax liabilities	$(796,509)	$(700,303)

Net deferred tax assets (liabilities)	$9,955,098	$8,809,097
Valuation allowance	(9,955,098)	(8,809,097)
Net deferred tax assets (liabilities)	$-	$-